UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09837

Tax-Managed Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value
Aerospace & Defense — 0.0%
Ceradyne, Inc. (1)	500	$23,175
		$23,175
Biotechnology — 2.3%
Amgen, Inc. (1)	42,000	$2,630,460
Genzyme Corp. (1)	29,848	2,287,849
		$4,918,309
Capital Markets — 6.1%
Aberdeen Asset Management PLC	228,000	$636,737
Affiliated Managers Group, Inc. (1)	6,912	597,197
FCStone Group, Inc. (1)(2)	60,060	1,156,756
Invesco, Ltd.	9,411	219,182
Janus Capital Group, Inc.	4,881	148,090
Macquarie Group, Ltd.	70,500	3,359,637
MF Global, Ltd. (1)(2)	1,124,000	7,294,760
		$13,412,359
Chemicals — 3.8%
Innophos Holdings, Inc.	243,378	$7,148,012
Lubrizol Corp.	23,000	1,145,400
		$8,293,412
Commercial Banks — 2.3%
Banco Itau Holding Financiera SA ADR	70,593	$1,503,620
Boston Private Financial Holdings, Inc. (2)	117,857	922,820
First Horizon National Corp.	117,000	1,099,800
KeyCorp	500	5,275
UCBH Holdings, Inc.	96,100	433,411
Zions Bancorporation (2)	35,000	1,024,450
		$4,989,376
Commercial Services & Supplies — 1.0%
CoStar Group, Inc. (1)(2)	21,000	$1,047,690
TeleTech Holdings, Inc. (1)	1,000	13,600
Waste Management, Inc.	31,000	1,101,740
		$2,163,030
Communications Equipment — 5.2%
Nortel Networks Corp. (1)	1,000	$7,640
Research In Motion, Ltd. (1)(2)	59,565	7,315,773
Riverbed Technology, Inc. (1)(2)	259,000	4,110,330
		$11,433,743
Computer Peripherals — 1.4%
Apple, Inc. (1)	19,100	$3,035,945
Synaptics, Inc. (1)	100	4,822
		$3,040,767
Construction & Engineering — 1.6%
Chicago Bridge & Iron Co. NV	51,000	$1,671,270
Northwest Pipe Co. (1)(2)	30,500	1,773,575
		$3,444,845
Containers & Packaging — 0.9%
Owens-Illinois, Inc. (1)	46,000	$1,943,040
		$1,943,040
Diversified Consumer Services — 0.6%
Apollo Group, Inc., Class A (1)	22,000	$1,370,380
Capella Education Co. (1)	100	5,220
		$1,375,600
Diversified Financial Services — 2.8%
IntercontinentalExchange, Inc. (1)	31,500	$3,143,700
KKR Financial Holdings LLC	100	1,027
Nasdaq OMX Group, Inc. (The) (1)	111,000	3,082,470
		$6,227,197

Diversified Telecommunication Services — 1.9%
Cbeyond Communications, Inc. (1)(2)	62,000	$1,065,160
Cogent Communications Group, Inc. (1)(2)	264,000	3,183,840
Maxcom Telecomunicaciones SAB de CV ADR (1)	39	388
		$4,249,388
Electrical Equipment — 5.1%
First Solar, Inc. (1)	3,800	$1,083,418
GrafTech International, Ltd. (1)	280,000	6,566,000
JA Solar Holdings Co., Ltd. ADR (1)(2)	227,000	3,443,590
		$11,093,008
Food & Staples Retailing — 0.0%
Shoppers Drug Mart Corp.	64	$3,392
		$3,392
Health Care Equipment & Supplies — 1.4%
American Medical Systems Holdings, Inc. (1)(2)	38,000	$625,860
Edwards Lifesciences Corp. (1)(2)	20,000	1,253,600
Masimo Corp. (1)	31,000	1,170,870
Thoratec Corp. (1)	625	11,725
		$3,062,055
Health Care Providers & Services — 2.5%
DaVita, Inc. (1)	22,000	$1,228,700
Healthways, Inc. (1)	29,548	750,815
Henry Schein, Inc. (1)	1,000	53,560
Pediatrix Medical Group, Inc. (1)	12,500	608,125
UnitedHealth Group, Inc.	58,000	1,628,640
WellCare Health Plans, Inc. (1)	30,000	1,179,900
		$5,449,740
Hotels, Restaurants & Leisure — 1.4%
Scientific Games Corp., Class A (1)(2)	102,000	$3,094,680
Starbucks Corp. (1)	500	7,345
		$3,102,025
Household Durables — 0.0%
Standard Pacific Corp.	100	$334
		$334
Industrial Conglomerates — 0.0%
McDermott International, Inc. (1)	200	$9,534
		$9,534
Insurance — 0.0%
Admiral Group PLC	1,000	$18,198
Progressive Corp.	400	8,100
		$26,298
Internet & Catalog Retail — 3.3%
Orbitz Worldwide, Inc. (1)(2)	166,000	$974,420
Priceline.com, Inc. (1)(2)	55,250	6,350,988
		$7,325,408
Internet Software & Services — 3.4%
Absolute Software Corp. (1)	146,000	$1,544,635
Ariba, Inc. (1)	1,000	16,410
DealerTrack Holdings, Inc. (1)	1,000	15,580
Equinix, Inc. (1)(2)	23,300	1,895,688
Google, Inc., Class A (1)	7,929	3,756,364
Move, Inc. (1)	1,013	2,360
Switch & Data Facilities Co. (1)	9,666	162,679
		$7,393,716
Investment Services — 1.9%
Heckmann Corp. (1)(2)	231,000	$2,268,420
India Fund, Inc.	53,000	1,976,900
		$4,245,320
IT Services — 1.2%
MasterCard, Inc., Class A	11,000	$2,685,650
WNS Holdings, Ltd. ADR (1)	52	884
		$2,686,534

Machinery — 2.8%
Colfax Corp. (1)	21,947	$598,934
Energy Recovery, Inc. (1)	19,453	214,956
Flowserve Corp.	7,600	1,013,384
Titan International, Inc. (2)	94,500	4,366,845
		$6,194,119
Media — 0.6%
Central European Media Enterprises, Ltd., Class A (1)(2)	14,326	$1,192,640
CTC Media, Inc. (1)	3,830	88,511
		$1,281,151
Metals & Mining — 13.0%
Arcelormittal ADR	45,000	$3,933,900
Centerra Gold, Inc. (1)	1,000	5,070
Cleveland-Cliffs, Inc.	21,000	2,276,610
Consolidated Thompson Iron Mines, Ltd. (1)	257,000	1,814,324
Freeport-McMoRan Copper & Gold, Inc., Class B	10,000	967,500
Gammon Gold, Inc. (1)(2)	328,507	3,344,201
Golden Star Resources, Ltd. (1)(2)	478,000	1,209,340
Roca Mines, Inc. (1)(2)	152,739	284,464
Schnitzer Steel Industries, Inc.	500	45,120
Silver Wheaton Corp. (1)	218,000	2,825,280
Thompson Creek Metals Co., Inc. (1)	318,529	5,447,807
United States Steel Corp.	38,029	6,098,330
Western Copper Corp. (1)	110,000	160,889
		$28,412,835
Multiline Retail — 2.5%
Big Lots, Inc. (1)(2)	82,000	$2,497,720
Dollar Tree, Inc. (1)	78,000	2,925,000
		$5,422,720
Oil, Gas & Consumable Fuels — 15.2%
Alpha Natural Resources, Inc. (1)	68,000	$6,728,600
Bill Barrett Corp. (1)	12,000	493,680
Centennial Coal Co., Ltd.	442,000	2,131,447
Foundation Coal Holdings, Inc.	52,000	3,088,800
Gasco Energy, Inc. (1)(2)	127,735	333,388
Goodrich Petroleum Corp. (1)(2)	29,728	1,363,029
Hess Corp.	85,400	8,659,560
Massey Energy Co.	454	33,710
Patriot Coal Corp. (1)(2)	55,000	6,938,250
Petrohawk Energy Corp. (1)	107,000	3,565,240
W&T Offshore, Inc.	1,000	44,260
		$33,379,964
Personal Products — 0.0%
Bare Escentuals, Inc. (1)(2)	1,000	$11,540
Herbalife, Ltd.	86	3,714
		$15,254
Pharmaceuticals — 0.5%
Abbott Laboratories	100	$5,634
Elan Corp. PLC ADR (1)	32,705	655,735
Perrigo Co.	14,000	493,220
		$1,154,589
Semiconductors & Semiconductor Equipment — 8.3%
Atheros Communications, Inc. (1)(2)	159,000	$4,929,000
Cavium Networks, Inc. (1)	100	1,605
Cypress Semiconductor Corp. (1)	39,500	1,076,375
MEMC Electronic Materials, Inc. (1)	100	4,621
Nvidia Corp. (1)	175,000	2,002,000
ON Semiconductor Corp. (1)	217,000	2,037,630
Renesola, Ltd. (1)(2)	418,704	3,347,893
Renesola, Ltd. ADR (1)	296,000	4,667,920
		$18,067,044

Specialty Retail — 2.0%
Advance Auto Parts, Inc.	5,000	$205,450
CarMax, Inc. (1)(2)	500	6,700
Coldwater Creek, Inc. (1)(2)	266,500	1,737,580
Pier 1 Imports, Inc. (1)(2)	357,431	1,322,495
TJX Companies, Inc. (The) (2)	30,000	1,011,300
		$4,283,525
Textiles, Apparel & Luxury Goods — 1.6%
Gildan Activewear, Inc. (1)	134,600	$3,395,958
		$3,395,958
Thrifts & Mortgage Finance — 0.0%
BankUnited Financial Corp., Class A	94	$150
		$150
Trading Companies & Distributors — 0.0%
WESCO International, Inc. (1)	1,000	$37,650
		$37,650
Wireless Telecommunication Services — 0.0%
China Mobile, Ltd. ADR	100	$6,685
Philippine Long Distance Telephone Co. ADR	1,000	56,850
		$63,535
Total Common Stocks (identified cost $181,874,157)		$211,620,099

Rights — 0.0%

Security	Shares	Value
Household Durables — 0.0%
Standard Pacific Corp., Expires 12/12/2012 (1)	100	$19
		$19
Total Rights (identified cost $0)		$19

Short-Term Investments — 38.7%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.74% (3)(4)	73,927	$73,927,183
Investment in Cash Management Portfolio, 2.23% (3)	$10,635	10,635,085
Total Short-Term Investments (identified cost $84,562,268)		$84,562,268
Total Investments — 135.3% (identified cost $266,436,425)		$296,182,386
Other Assets, Less Liabilities — (35.3)%		$(77,216,642)
Net Assets — 100.0%		$218,965,744

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at July 31, 2008.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 were $1,428,450 and $233,014, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of July 31, 2008, the Portfolio loaned securities having a market value of $69,646,395 and received $73,927,183 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$266,833,887
Gross unrealized appreciation	$38,154,210
Gross unrealized depreciation	(8,805,711)
Net unrealized appreciation	$29,348,499

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 25, 2008